Equity - additional information (Details)		12 Months Ended
	Dec. 15, 2016 day shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Oct. 29, 2014 shares
Disclosure of classes of share capital [line items]
Value of shares authorised		€ 40,000,000
Par value per share (in euros per shares) | € / shares		€ 0.01	€ 0.01
Equity		€ 20,987,000,000	€ 19,353,000,000	€ 16,968,000,000	€ 14,377,000,000
Number of shares outstanding (in shares) | shares		1,949,031,457	1,936,907,486
Convertible securities conversion ratio	0.083077
Conversion of stock, number of trading days for valuation | day	20
Increase (decrease) in number of ordinary shares issued (in shares) | shares	238,846,375
Statutory reserve		€ 11,594,000,000	€ 10,866,000,000
Capital reserve		5,817,000,000	5,766,000,000
Retained earnings (accumulated deficit)		333,000,000	(1,356,000,000)
Net profit attributable to owners of the parent		3,491,000,000	1,803,000,000	334,000,000
Share capital
Disclosure of classes of share capital [line items]
Equity		€ 19,000,000	€ 19,000,000	€ 17,000,000	€ 17,000,000
Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		2,000,000,000				90,000,000
Par value per share (in euros per shares) | € / shares		€ 0.01
Number of shares outstanding (in shares) | shares		1,540,089,690	1,527,965,719
Special voting shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		2,000,000,000
Par value per share (in euros per shares) | € / shares		€ 0.01	€ 0.01
Number of shares outstanding (in shares) | shares		408,941,767	408,941,767